Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2021 and 2020:

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets
Investment, at fair value	$38,367	$38,367	$—	$—
Derivative assets	16,909	—	16,909	—

Liabilities
Derivative liabilities	$71,197	$—	$71,197	$—

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets
Investment, at fair value	$12,110	$12,110	$—	$—
Derivative assets	3,303	—	3,303	—

Liabilities
Derivative liabilities	$167,303	$—	$167,303	$—

Valuation technique and related unobservable inputs
For flight equipment that we measured at fair value on a non-recurring basis, as a result of aircraft that were impaired, during the year ended December 31, 2021, the following table presents the fair value of such flight equipment that were impaired as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Weighted average
Flight equipment	$160,946,898	Income approach	Discount rate	7%
			Non-contractual cash flows as a % of total cash flows	67%

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of December 31, 2021 and 2020 were as follows:

	December 31, 2021
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,728,794		$1,728,794	$1,728,794	$—	$—
Restricted cash	185,959		185,959	185,959	—	—
Loans receivable	403,378		403,378	—	—	403,378
Notes receivable	616,883		616,883	—	—	616,883
Investment, at fair value	38,367		38,367	38,367	—	—
Derivative assets	16,909		16,909	—	16,909	—
	$2,990,290		$2,990,290	$1,953,120	$16,909	$1,020,261
Liabilities
Debt	$50,548,472	(a)	$51,348,160	$—	$51,348,160	$—
Derivative liabilities	71,197		71,197	—	71,197	—
	$50,619,669		$51,419,357	$—	$51,419,357	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2020
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,248,772		$1,248,772	$1,248,772	$—	$—
Restricted cash	246,518		246,518	246,518	—	—
Notes receivable	529,172		529,172	—	—	529,172
Investment, at fair value	12,110		12,110	12,110	—	—
Derivative assets	3,303		3,303	—	3,303	—
	$2,039,875		$2,039,875	$1,507,400	$3,303	$529,172
Liabilities
Debt	$28,934,904	(a)	$29,798,305	$—	$29,798,305	$—
Derivative liabilities	167,303		167,303	—	167,303	—
	$29,102,207		$29,965,608	$—	$29,965,608	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.